Stock Plan	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stock Plan [Abstract]
Stock Plan

Note 11 - Stock Plan

The Company established a 2022 Equity Stock Purchase Plan to encourage the purchase of shares of common stock by eligible employees and participating companies. No shares have been purchased under the Plan to date.

The Company established a 2022 Equity Incentive Plan to enable the Company to award long term performance-based equity incentives to employees and others. No equity awards have been issued under the Plan to date.

Note 13 – Stock Plan

The Company established a 2022 Equity Stock Purchase Plan to encourage the purchase of shares of common stock by eligible employees and participating companies. No shares have been purchased under the Plan to date.

The Company established a 2022 Equity Incentive Plan to enable the Company to award long term performance-based equity incentives to employees and others. No equity awards have been issued under the Plan to date.

An Employee, Directors, and Consultants Stock Plan was established by the Company (the "Plan"). The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company's stockholders by paying fees or salaries in the form of shares of the Company's common stock. The 2020 Plan was effective September 16, 2020 and expired December 15, 2021. Common shares of 1,961 are reserved for stock awards under the Plans. There were 98,857,857 shares awarded under the Plans as of June 30, 2021. No additional shares were awarded during the year ended June 30, 2022.